Subsequent Events - Additional Information (Details) - USD ($)					12 Months Ended
	Mar. 31, 2026	Mar. 09, 2026	Feb. 02, 2026	Jan. 30, 2026	Dec. 31, 2024
Subsequent Event [Line Items]
Proceeds from issue of shares					$ 19,091,338
Subsequent Event
Subsequent Event [Line Items]
Proceeds from issue of shares			$ 0
Subsequent Event | American Depositary Shares
Subsequent Event [Line Items]
Proceeds from issue of shares	$ 25,000
Issuance of new shares			8,500,000
Subsequent Event | American Depositary Shares | Maximum
Subsequent Event [Line Items]
Stock offered aggregate maximum amount proposed offering price				$ 12,800,000
Subsequent Event | Class A Ordinary Shares
Subsequent Event [Line Items]
Common stock shares represented by each American depositary receipt				40
Issuance of new shares			340,000,000
Subsequent Event | 2026 Share Incentive Plan
Subsequent Event [Line Items]
Number of shares granted		1,600,000